Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	45,000,000	45,000,000
Common stock, shares issued	12,718,968	12,280,051	11,818,761
Common stock, shares outstanding	12,718,968	12,280,051	11,818,761
Net of allowances (in Dollars)	$ 109	$ 109	$ 109
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	26,316,129	26,316,129	26,316,129
Redeemable convertible preferred stock, shares issued	19,248,537	19,248,537	19,132,387
Redeemable convertible preferred stock, shares outstanding	19,248,537	19,248,537	19,132,387
Liquidation preference (in Dollars)	$ 284,826	$ 284,826	$ 284,047
Archimedes Tech Spac Partners Co
Common stock subject to possible redemption value	13,300,000	13,300,000	0
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	31,000,000	31,000,000
Common stock, shares issued	4,161,000	4,161,000	0
Common stock, shares outstanding	4,161,000	4,161,000	0